Shareholders' Equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
		Nov. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholders' Equity [Line Items]
Capital fully subscribed and paid			R$ 674,940	R$ 674,940
Shares issued (in Shares)			314,987	314,987	314,987
Dilutive ordinary shares (in Brazil Real per share)			R$ 0.56	R$ 0.61	R$ 0.49
Dividend adjusted profit			25.00%
Allocated extraordinary dividends	[1]		R$ 42,935	R$ 38,430
Extraordinary dividends from profit reserves from prior years			26,362	43,467
Reserves for expansion and investments	[2]		16,288	16,412	27,635
Adjusted profit			166,319	183,987	147,330
Interim dividends	[3]		R$ 107,096	110,246	107,096
Bottom of range [member]
Shareholders' Equity [Line Items]
Legal reserve			5.00%
Allocated extraordinary dividends				38,430
Interim dividends			R$ 31,499	31,499	25,199
Top of range [member]
Shareholders' Equity [Line Items]
Legal reserve			20.00%
Allocated extraordinary dividends				42,935
Interim dividends			R$ 107,096	R$ 78,747	R$ 81,897
Extraordinary General Meeting [Member]
Shareholders' Equity [Line Items]
Allocated extraordinary dividends		R$ 69,297
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Dilutive ordinary shares (in Brazil Real per share)
Ordinary Shares [Member] | Capital [Member]
Shareholders' Equity [Line Items]
Registered, shares (in Shares)			200,546	200,546
Par value of shares (in Brazil Real per share)
Preference Shares [Member] | Capital [Member]
Shareholders' Equity [Line Items]
Registered, shares (in Shares)			114,441	114,441
Par value of shares (in Brazil Real per share)

[1]	On November 6, 2025, the payment of extraordinary dividends was approved in the amount of R$ 69,297, which R$ 42,935 were allocated from 2025 retained earnings and R$26,362 from profit reserves from prior years.
[2]	The amount of R$ 16,288 recorded under “Reserves for expansion and investments” as of December 31, 2024 (R$ 16,412 as of December 31, 2024 and R$ 27,635 as of December 31, 2023) refers to the result of subtracting the adjusted profit of R$166,319 (R$ 183,987 as of December 31, 2024 and R$ 147,330 as of December 31, 2023), with interim dividend payments made in the year R$ 107,096 and R$ 31,499 (R$ 78,747 and R$ 31,499 as of December 31, 2024 and R$ 25,199 and R$ 81,897 as of December 31, 2023) and extraordinary dividends of R$ 42,935 (R$ 38,430 as of December 31,2024).
[3]	During the year 2025, the Group paid interim dividends, in line with the terms of its Bylaws. The amounts paid were deducted from the calculation of the annual dividend calculated based on the Group’s profit for the year.